Income Taxes (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Book to tax difference – fixed assets	$ 402,131	$ 506,826
Stock based compensation	583	0
Right of use asset	(72,825)	0
Operating lease liability	72,825	0
Total deferred tax assets – U.S. and foreign	4,253,732	3,632,607
Valuation allowance – U.S. and foreign	(4,253,732)	(3,632,607)
Net deferred tax assets	0	0
US Treasury and Government [Member]
Deferred tax assets
Net operating loss carry forward – foreign	3,278,131	2,796,738
Foreign [Member]
Deferred tax assets
Net operating loss carry forward – foreign	$ 572,887	$ 329,043